Summary Prospectus
March 1, 2016
Hartford Global Capital Appreciation Fund
Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
HCTAX	HCTBX	HFCCX	HCTIX	HCTRX	HCTSX	HCTTX	HCTYX
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund, including the Fund's daily net asset value, online at www.hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund's prospectus and statement of additional information dated March 1, 2016, as may be amended or supplemented, are incorporated by reference into this summary prospectus. The Fund's statement of additional information may be obtained, free of charge, in the same manner as the Fund's prospectus.
Investment Objective.  The Fund seeks growth of capital.
Your Expenses.  The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 69 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information.
Shareholder Fees   (fees paid directly from your investment)
Share Classes	A	B	C	I	R3	R4	R5	Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses   (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	A	B	C	I	R3	R4	R5	Y
Management fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	0.50%	0.25%	None	None
Total other expenses	0.24%	0.36%	0.19%	0.16%	0.27%	0.22%	0.18%	0.06%
Administrative services fee	None	None	None	None	0.20%	0.15%	0.10%	None
Other expenses	0.24%	0.36%	0.19%	0.16%	0.07%	0.07%	0.08%	0.06%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses(2)	1.27%	2.14%	1.97%	0.94%	1.55%	1.25%	0.96%	0.84%
Fee waiver and/or expense reimbursement(3)	0.01%	0.13%	0.00%	0.00%	0.19%	0.19%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	1.26%	2.01%	1.97%	0.94%	1.36%	1.06%	0.96%	0.84%
(1)
For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)
“Total annual fund operating expenses” do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

(3)
Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes,

interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.25% (Class A), 2.00% (Class B), 2.00% (Class C), 1.00% (Class I), 1.35% (Class R3), 1.05% (Class R4), 0.95% (Class R5) and 0.90% (Class Y). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2017, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc.
Example.  The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:
•
Your investment has a 5% return each year

•
The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•
You reinvest all dividends and distributions

•
You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$930	$1,208	$1,999
B	$704	$958	$1,337	$2,240
C	$300	$618	$1,062	$2,296
I	$96	$300	$520	$1,155
R3	$138	$471	$827	$1,829
R4	$108	$378	$668	$1,495
R5	$98	$306	$531	$1,178
Y	$86	$268	$466	$1,037
You would pay the following expenses if you did not redeem your shares:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$671	$930	$1,208	$1,999
B	$204	$658	$1,137	$2,240
C	$200	$618	$1,062	$2,296
I	$96	$300	$520	$1,155
R3	$138	$471	$827	$1,829
R4	$108	$378	$668	$1,495
R5	$98	$306	$531	$1,178
Y	$86	$268	$466	$1,037
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategy.  The Fund seeks its investment objective by normally investing at least 65% of its net assets in common stocks of small, medium and large companies. The Fund may also invest without limitation in equity securities of foreign issuers located anywhere in the world and non-dollar securities, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may trade securities actively. The sub-adviser, Wellington Management Company LLP (“Wellington Management”), uses fundamental analysis to select stocks on the basis of potential for capital appreciation.
Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States. Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency. The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.
The Fund employs a multiple sleeve structure, which means the Fund has several components that are managed separately using different investment styles. Each component sleeve has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale based on internal, proprietary research. Each component sleeve seeks growth of capital. Wellington Management does not allocate a set percentage to any specific sleeve but instead seeks a flexible and diversified Fund profile. Together the investment strategies represent a wide range of investment philosophies, companies, industries and market capitalizations.
PRINCIPAL RISKS.  The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
Market Risk − Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.
Asset Allocation Risk − The risk that if the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
Investment Strategy Risk − The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund’s investment objective will be achieved.
Foreign Investments Risk − Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.
Emerging Markets Risk − The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Currency Risk − The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Equity Risk − The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.
Mid Cap and Small Cap Securities Risk − Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Active Trading Risk − Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
The Fund is subject to certain other risks, which are discussed in “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.  The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:
•
Assume reinvestment of all dividends and distributions

•
Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:
•
Shows how the Fund’s total return has varied from year to year

•
Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•
Shows the returns of the Fund’s Class A shares. Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 20.20% (2nd quarter, 2009)     Lowest -22.59% (4th quarter, 2008)
Average Annual Total Returns.  The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class I shares commenced operations on August 31, 2006 and performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses. Class R3, Class R4 and Class R5 shares commenced operations on December 22, 2006 and performance prior to that date is that of the Fund’s Class Y shares, which had different operating expenses. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.
Average annual total returns for periods ending December 31, 2015 (including sales charges)
Share Classes	1 Year	5 Years	10 Years
Class A − Return Before Taxes	-6.54%	6.71%	6.17%
– After Taxes on Distributions	-8.43%	5.11%	5.10%
– After Taxes on Distributions and Sale of Fund Shares	-2.99%	4.96%	4.72%
Share Classes (Return Before Taxes)
Class B	-6.46%	6.78%	6.10%
Class C	-2.71%	7.15%	6.01%
Class I	-0.77%	8.24%	7.10%
Class R3	-1.21%	7.76%	6.60%
Class R4	-0.91%	8.10%	6.91%
Class R5	-0.81%	8.25%	7.11%
Class Y	-0.65%	8.36%	7.23%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	-1.84%	6.66%	5.31%
Management.  The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management.

The Fund has employed a multiple portfolio manager structure since its inception in 2005. The portfolio managers with the most significant responsibilities are set forth below:
Portfolio Manager	Title	Involved with Fund Since
Kent M. Stahl, CFA	Senior Managing Director and Director, Investment Strategy and Risk	2010
Gregg R. Thomas, CFA	Senior Managing Director and Associate Director, Investment Strategy and Risk	2013
Michael T. Carmen, CFA	Senior Managing Director and Equity Portfolio Manager	2005
David W. Palmer, CFA	Senior Managing Director and Equity Portfolio Manager	2005
Frank D. Catrickes, CFA	Senior Managing Director and Equity Portfolio Manager	2005
Nicolas M. Choumenkovitch	Senior Managing Director and Equity Portfolio Manager	2005
Saul J. Pannell, CFA	Senior Managing Director and Equity Portfolio Manager	2005
PURCHASE AND SALE OF FUND SHARES.  Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts.
Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50 Class I shares are offered primarily through advisory fee-based wrap programs	$50
Class B	Closed to new investments	N/A
Class R3, Class R4 and Class R5	No minimum initial investment Offered primarily to employer-sponsored retirement plans	None
Class Y	$250,000 Offered primarily to certain institutional investors and certain employer-sponsored retirement plans	None
For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.
You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022 to request to sell your shares. For overnight mail, please send the request to Hartford Funds, 30 Dan Road, Suite 55022, Canton, MA 02021-2809.
TAX INFORMATION.  The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES.  If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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8March 1, 2016 MFSUM-GCA_030116